Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	VERISK ANALYTICS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34480
Entity, Tax Identification Number	26-2994223
Entity, Address, Address Line One	545 Washington Boulevard
Entity, Address, City or Town	Jersey City
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	469-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VRSK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001442145